Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2022 and 2021 are as follows:

	2022			2021
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Franchise	938	—	938	1,124	—	1,124
Customer list	—	220	220	—	—	—
Licenses	—	—	—	4	—	4
Others	—	450	450	—	28	28
Total intangible assets	938	670	1,608	1,128	28	1,156
Goodwill	56,571	6,370	62,941	56,571	4,808	61,379
Total goodwill and intangible assets	57,509	7,040	64,549	57,699	4,836	62,535

Summary of Future Amortization of Intangible Assets	The consolidated future amortization of intangible assets as at December 31, 2022 are as follows:

Year	(in million pesos)
2023	48
2024	192
2025	192
2026	191
2027 and onwards	385
1,008